Exploration and Evaluation Assets - Schedule of Exploration and Evaluation Assets Relating to Thacker Pass Project (Details) - Exploration and Evaluation Assets $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Acquisition costs
Total exploration and evaluation assets, beginning balance	$ 348,645
Transfers to PP&E (Note 8)	(9,514)
Acquisition of Arena Minerals (Note 6)	1,385
Additions	3,416
Write offs	(70)
Assets distributed to the shareholders (Note 4)	(770)
Total exploration and evaluation assets, ending balance	343,092
Thacker Pass
Acquisition costs
Total exploration and evaluation assets, beginning balance	9,514
Transfers to PP&E (Note 8)	(9,514)
Acquisition of Arena Minerals (Note 6)	0
Additions	0
Write offs	0
Assets distributed to the shareholders (Note 4)	0
Total exploration and evaluation assets, ending balance	0
Millennial Projects
Acquisition costs
Total exploration and evaluation assets, beginning balance	339,131
Transfers to PP&E (Note 8)	0
Acquisition of Arena Minerals (Note 6)	0
Additions	2,646
Write offs	(70)
Assets distributed to the shareholders (Note 4)	0
Total exploration and evaluation assets, ending balance	341,707
Other Claims
Acquisition costs
Total exploration and evaluation assets, beginning balance	0
Transfers to PP&E (Note 8)	0
Acquisition of Arena Minerals (Note 6)	1,385
Additions	770
Write offs	0
Assets distributed to the shareholders (Note 4)	(770)
Total exploration and evaluation assets, ending balance	$ 1,385